Related party transactions - Outstanding balances and expenses (Details) $ in Thousands, R$ in Millions		12 Months Ended
	Sep. 21, 2022 CAD ($) installment	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Mar. 31, 2022 CAD ($)	Sep. 01, 2021 BRL (R$)
Commission fees
Related party transactions
Maximum finder's fee (in percent)		7.00%
A10 Advisory and A10 Fund | CSA
Related party transactions
Reimbursement of secondment staff (in percent)		100.00%
Reimbursement of shared secretarial administrative personnel (in percent)		50.00%
Expenses/ Payments		$ 122	$ 189
A10 Advisory and A10 Fund | Revolving credit facility
Related party transactions
Expenses/ Payments			2,756
A10 Advisory and A10 Fund | Commission fees
Related party transactions
Expenses/ Payments			8,317
A10 Advisory and A10 Fund | Warrants
Related party transactions
Expenses/ Payments			827
Miazga | Leasing Agreements
Related party transactions
Accounts payable/ Debt		42	38
Expenses/ Payments		7	50
Miazga | Prepaid land lease offset
Related party transactions
Prepayments		103	104
Accounts payable/ Debt		13
Expenses/ Payments		51	12
Miazga | Loan agreement
Related party transactions
Number of installments for payment of amount | installment	2
Prepayments		113
Accounts payable/ Debt | R$					R$ 0.8
Expenses/ Payments	$ 200
Arqueana
Related party transactions
Prepayments				$ 326
Arqueana | Leasing Agreements
Related party transactions
Accounts payable/ Debt		225	216
Expenses/ Payments		43	32
Arqueana | Due from related party
Related party transactions
Prepayments		4,881
Arqueana | Note payable
Related party transactions
Accounts payable/ Debt			270
Expenses/ Payments		326	$ 1,934
R-TEK | Services provision
Related party transactions
Accounts payable/ Debt		242
Expenses/ Payments		$ 1,142